Tax assets and liabilities - Tax benefits not recognized (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deferred tax in statement of financial position and by Group's operations
Deferred tax liabilities not recognized in jurisdictions where a withholding charge is incurred upon distribution of earnings	$ 323	$ 247
Trading losses
Disclosure of deferred tax in statement of financial position and by Group's operations
Tax benefit not recognized	191	36
Losses for which tax benefits have not been recognised	991	175
Trading losses | Within 10 years
Disclosure of deferred tax in statement of financial position and by Group's operations
Losses for which tax benefits have not been recognised	26
Capital losses
Disclosure of deferred tax in statement of financial position and by Group's operations
Tax benefit not recognized	2	1
Losses for which tax benefits have not been recognised	$ 7	$ 5